Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		79 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (1,027,757)	$ (1,054,798)	$ (18,393,520)
Adjustment to reconcile net loss to cash used in operating activities:
Depreciation	44,284	44,284	240,164
Stock based compensation		47,988	11,229,832
Write-off of deferred financing costs			66,064
Extinguishment loss on revision of terms of loan conversion into shares			37,404
Loss on disposal of equipment			6,530
Non-cash interest accrued	343		9,069
Fair value loss on inception date of convertible promissory note		57,804	203,868
Change in fair value on convertible promissory note	(34,003)	(4,570)	(87,104)
Gain on extinguishment of convertible promissory note	46,667		46,667
Non-cash settlement of expenses	5,000	415,181	433,414
Changes in operating assets and liabilities:
Increase in other receivables	(90,559)	(5,004)	(177,755)
Increase in prepaid expenses	62,236	(199,286)	(13,814)
Increase/(Decrease) in accrued liabilities and officers’ salaries	148,240	(83,384)	1,773,380
Increase in deferred revenue			24,990
NET CASH USED IN OPERATING ACTIVITIES	(938,883)	(781,785)	(4,694,145)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash acquired in Rophe acquisition			300
Purchase of equipment			(14,418)
NET CASH USED IN INVESTING ACTIVITIES			(14,118)
CASH FLOWS FROM FINANCING ACTIVITIES
Stockholder advances/(repayments)			41,957
Proceeds from sale of common stock, net	805,000	756,374	4,556,744
Proceeds for shares to be issued		70,000	394,474
Deferred financing costs			(26,064)
Repayment of obligations under capital leases	(61,724)	(38,713)	(240,175)
(Repayment of) Proceeds from convertible promissory note	(20,001)	20,000	29,999
(Repayment of) Proceeds from loans payable	(27,311)	(9,290)	26,854
NET CASH PROVIDED BY FINANCING ACTIVITIES	695,964	798,371	4,783,789
NET (DECREASE) INCREASE IN CASH	(242,919)	16,586	75,526
CASH - BEGINNING OF PERIOD	318,445	15,821
CASH - END OF PERIOD	75,526	32,407	75,526
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Accounts payable as partial consideration for Rophe acquisition			100,000
Common stock issued as partial consideration for Rophe acquisition			765,300
Acquisition of equipment under capital lease obligations			265,706
Conversion of loans payable into common shares			680,207
Settlement of accounts payable by common shares			84,861
Commitment shares held in trust by Kodiak			$ 100,000